Pro Forma Balance Sheet Presentation Assuming Assets and Liabilities Associated with I.E. Miller Services, Inc. were Reclassified as Held for Sale (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Current assets:
Cash	$ 167,941	$ 119,135	$ 136,953	$ 71,770
Accounts receivable	387,130	341,984
Prepaid expenses	32,526	18,357
Current assets of discontinued operations	15,137	16,700
Long-term assets:
Property, plant and equipment, net	996,847	950,932
Goodwill	252,138	247,675
Long-term assets of discontinued operations	8,762	8,897
Current liabilities:
Accounts payable	68,035	74,502
Accrued liabilities	48,164	42,993
Accrued payroll and payroll burdens	30,215	26,284
Income tax payable (receivable)	675
Current liabilities of discontinued operations	3,986	2,841
Long-term liabilities:
Long-term deferred tax liabilities	234,409	190,389
Long-term liabilities of discontinued operations	42	33
I. E. Miller Services Inc
Current assets:
Cash	167,941
Accounts receivable	387,130	341,984
Prepaid expenses	32,526	18,357
Current assets of discontinued operations	15,137	16,700
Long-term assets:
Property, plant and equipment, net	996,847	950,932
Goodwill	252,138	247,675
Long-term assets of discontinued operations	8,762	8,897
Current liabilities:
Accounts payable	68,035	74,502
Accrued liabilities	48,164	42,993
Accrued payroll and payroll burdens	30,215	26,284
Income tax payable (receivable)	(23,640)	(24,124)
Current liabilities of discontinued operations	3,986	2,841
Long-term liabilities:
Long-term deferred tax liabilities	234,409	190,389
Long-term liabilities of discontinued operations	42	33
I. E. Miller Services Inc | Disposal Group
Current assets:
Cash	(1)
Accounts receivable	(24,876)	(21,070)
Prepaid expenses	(761)	(544)
Current assets of discontinued operations	25,638	21,614
Long-term assets:
Property, plant and equipment, net	(33,259)	(35,162)
Goodwill	(3,537)	(3,537)
Long-term assets of discontinued operations	36,796	38,699
Current liabilities:
Accounts payable	(5,902)	(4,262)
Accrued liabilities	(3,674)	(4,824)
Accrued payroll and payroll burdens	(2,203)	(1,783)
Income tax payable (receivable)	(4,397)	(6,166)
Current liabilities of discontinued operations	16,176	17,035
Long-term liabilities:
Long-term deferred tax liabilities	(8,837)	(8,916)
Long-term liabilities of discontinued operations	8,837	8,916
I. E. Miller Services Inc | Pro Forma
Current assets:
Cash	167,940
Accounts receivable	362,254	320,914
Prepaid expenses	31,765	17,813
Current assets of discontinued operations	40,775	38,314
Long-term assets:
Property, plant and equipment, net	963,588	915,770
Goodwill	248,601	244,138
Long-term assets of discontinued operations	45,558	47,596
Current liabilities:
Accounts payable	62,133	70,240
Accrued liabilities	44,490	38,169
Accrued payroll and payroll burdens	28,012	24,501
Income tax payable (receivable)	(28,037)	(30,290)
Current liabilities of discontinued operations	20,162	19,876
Long-term liabilities:
Long-term deferred tax liabilities	225,572	181,473
Long-term liabilities of discontinued operations	$ 8,879	$ 8,949